BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization and Description Of Business [Policy Text Block]

Organization and Description of Business

Abtech Holdings, Inc. (“ABHD” or the “Company”) (formerly Laural Resources, Inc.), was incorporated under the laws of the State of Nevada on February 13, 2007, with authorized capital stock of 300,000,000 shares at $0.001 par value.

AbTech Industries, Inc. (“AbTech”), a Delaware corporation with an authorized capital of 15,000,000 shares of $0.01 par value common stock and 5,000,000 shares of $0.01 par value preferred stock, was acquired by ABHD in a reverse acquisition transaction (the “Merger”) on February 10, 2011. In accordance with the merger agreement between AbTech and ABHD (the “Merger Agreement”), ABHD acquired all of the issued and outstanding common stock of AbTech, including shares issuable upon the conversion of Series A preferred stock and convertible promissory notes outstanding, in exchange for the stockholders of AbTech acquiring 46,000,000 shares of ABHD common stock. ABHD also agreed to reduce its number of common shares outstanding to 10,000,000 shares prior to the merger. (See Note 12 – Reverse Acquisition Transaction). The preferred stockholders of AbTech Industries that elected to not convert and exchange their shares for ABHD common shares represent the non-controlling interest shown on the Consolidated Balance Sheet as of December 31, 2011.

For accounting purposes, the transaction has been accounted for as a reverse acquisition, with AbTech as the acquirer. These consolidated financial statements of the Company represent a continuation of the financial statements of AbTech, with one adjustment, which is to retroactively adjust the legal capital of AbTech to reflect the legal capital of ABHD. Comparative information presented in these consolidated financial statements also has been retroactively adjusted to reflect the legal capital of the Company, except that the number of shares of preferred stock of AbTech outstanding prior to the Merger are shown as the actual number of shares of preferred stock outstanding.

The Company is an environmental technologies firm that provides innovative solutions to address issues of water pollution. The Company has developed and patented the Smart Sponge® polymer technology. This technology’s oil absorbing capabilities make it highly effective as a filtration media to remove hydrocarbons and other pollutants from flowing or pooled water. The Company is headquartered in Scottsdale, Arizona and has a manufacturing facility located in Phoenix, Arizona.

AbTech’s wholly-owned subsidiary, Environmental Security Corporation (“ESC”), was formed by the Company in 2003 to develop a sensor array technology designed to detect impurities in water flows. ESC owns a U.S. patent on this technology and has acquired rights to another monitoring technology, but otherwise had no operations during either 2011 or 2010.

The Company operates in one business segment which is the filtration and treatment of polluted water.

Basis of Financial Statement Presentation
Basis of Financial Statement Presentation – The condensed consolidated financial statements include the accounts of ABHD, AbTech, AEWS and ESC. Intercompany accounts and transactions have been eliminated. The condensed consolidated financial statements do not include the operations of ABHD prior to the date of the Merger which are considered to be immaterial to the operations of AbTech. The equity section of the Condensed Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Condensed Consolidated Statements of Operations represent the actual shares of ABHD outstanding after the share exchanges that occurred as part of the Merger. The non-controlling interest shown on the Condensed Consolidated Balance Sheets as of September 30, 2012 and December 31, 2011, represents the ownership interest in AbTech of the holders of AbTech Series A preferred stock that elected not to exchange their Series A preferred shares for common shares of ABHD as allowed by the Merger Agreement.

The condensed consolidated financial statements for the three and nine month periods ended September 30, 2012 are unaudited and, in the opinion of the Company’s management, include all adjustments necessary for a fair presentation of such condensed consolidated financial statements. Such adjustments are of a normal recurring nature.

Basis of Financial Statement Presentation – The consolidated financial statements include the accounts of ABHD, AbTech and ESC. Intercompany accounts and transactions have been eliminated. The shares of preferred stock of AbTech outstanding prior to the merger are shown in the consolidated financial statements at their actual share amounts without giving effect to the potential of these shares to convert to shares of ABHD common stock. After the Merger, the shares of preferred stock that have not converted to shares of ABHD common stock represent the minority interest shown on the Consolidated Balance Sheet. The consolidated financial statements do not include the operations of ABHD prior to the date of the Merger which are considered to be immaterial to the operations of AbTech. The equity section of the Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Consolidated Statements of Operations for periods prior to the date of the Merger have been restated to give retroactive effect to the merger transaction and to show the shares outstanding at the Balance Sheet dates as if such shares had been exchanged for ABHD shares in accordance with the terms of the Merger Agreement. The equity section of the Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Consolidated Statements of Operations for periods ended after the date of the Merger represents the actual shares of ABHD outstanding after the share exchanges that occurred as part of the merger transaction. The non-controlling interest shown on the Consolidated Balance Sheet as of December 31, 2011, represents the ownership interest in AbTech of the holders of AbTech Series A preferred stock that elected not to exchange their Series A preferred shares for common shares of ABHD as allowed by the Merger Agreement.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and Cash Equivalents – The Company considers all highly liquid debt instruments with a maturity of three months or less when acquired to be cash and cash equivalents.
Use of Estimates
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates are used in determining the allowance for doubtful accounts and inventory allowance, in valuing the warrant liability, beneficial conversion features, stock-based compensation and stock issued in the reverse merger and in determining the classification of conversion options embedded in convertible promissory notes. Due to the uncertainties inherent in the formulation of accounting estimates, and the significance of these items, it is reasonable to expect that the estimates in connection with these items could be materially revised within the next year.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk – Credit risk represents the accounting loss that would be recognized at the reporting date if counter parties failed completely to perform as contracted. Concentrations of credit risk that arise from financial instruments exist for groups of customers or counter parties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below.

•	Cash and cash equivalents – Financial instruments that subject the Company to credit risk are cash balances maintained in excess of federal depository insurance limits. At December 31, 2011, the Company had $251,249 in cash or cash equivalent balances which were not guaranteed by the Federal Deposit Insurance Corporation. To date, the Company has not experienced any losses in such accounts and believes the exposure is minimal.
•	Major customers and accounts receivable – Major customers represent any customer that accounts for more than 10% of revenues for the year. During 2011, the Company had two customers that accounted for 29% and 15%, respectively, of revenues and whose accounts receivable balances (unsecured) accounted for approximately 0% and 42%, respectively, of accounts receivable at December 31, 2011. During 2010, the Company had one customer that accounted for 23% of its revenues and whose accounts receivable balance (unsecured) accounted for approximately 12% of accounts receivable at December 31, 2010.

•	Supplier – Major suppliers represent any vendor that accounts for more than 10% of purchases for the year. During 2011, the Company had two vendors that accounted for 34% and 41%, respectively, of its purchases. Neither of these vendors had an accounts payable balance at December 31, 2011. During 2010, the Company had two vendors that each accounted for more than 10% of its purchases at 14% and 11%, respectively. Neither of these vendors had an accounts payable balance at December 31, 2010.

Fair Value Measurement, Policy [Policy Text Block]

Fair Values of Financial Assets and Liabilities– The Company measures and discloses certain financial assets and liabilities at fair value. Authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company estimates fair value of the warrant liability using the Black-Scholes valuation model. Significant assumptions were determined as follows:

•	Expected term is determined under the simplified method using an average of the contractual term and vesting period of the award as appropriate statistical data required to properly estimate the expected term was not available;
•	Expected volatility is measured using the historical weekly changes in the market price of the Company’s common stock, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term;
•	Risk-free interest rate is to approximate the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,
•	Forfeitures are based on the history of cancellations of warrants granted by the Company and management’s analysis of potential future forfeitures.

Inventory, Policy [Policy Text Block]
Inventories – Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis. Inventory costs include raw materials, direct labor and manufacturing overhead. Provision is made for obsolete, slow-moving or defective items where appropriate. The amount of any provision is recognized as an expense in the period the provision occurs.

Warranty Accrual [Policy Text Block]
Warranty Accrual – The Company’s products are subject to warranty periods of one year or less. The warranty accrual is based on management’s best estimate of expected costs associated with product failure and historical product failures. The Company has not incurred any significant warranty claims to date.

Fixed Asset [Policy Text Block]
Fixed Assets – Fixed assets, stated at cost, are depreciated on the straight-line method for financial statement reporting purposes, over the estimated useful lives of the assets, which range from three to ten years. Leasehold improvement costs are depreciated over the shorter of the lease term or their useful life. Repairs and maintenance costs are expensed as incurred. Betterments or renewals are capitalized when they occur.

Deferred Charges, Policy [Policy Text Block]
Deferred Charges – Deferred charges are costs incurred in connection with the issuance of debt. These costs are capitalized as an asset and amortized over the term of the debt using the effective interest method. Amortization expense related to these deferred charges totaled $142,836 in 2011 and $20,029 in 2010.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition – The Company recognizes revenue only when all of the following criteria have been met:

•	Persuasive evidence of an arrangement exists;
•	Delivery has occurred or services have been rendered;
•	The fee for the arrangement is fixed or determinable; and
•	Collectability is reasonably assured.

Persuasive Evidence of an Arrangement – The Company documents all terms of an arrangement in a quote signed or confirmed by the customer prior to recognizing revenue.

Delivery Has Occurred or Services Have Been Performed – The Company performs all services or delivers all products prior to recognizing revenue. Services are considered to be performed when the services are complete.

The Fee for the Arrangement is Fixed or Determinable – Prior to recognizing revenue, a customer’s fee is either fixed or determinable under the terms of the quote or accepted customer purchase order.

Collectability Is Reasonably Assured – Collectability is assessed on a customer by customer basis based on criteria outlined by management.

In 2011 and 2010, the Company recognized revenue from the sale of its Smart Sponge and Smart Sponge Plus products, including Ultra-Urban Filters, Line Skimmers, Passive Skimmers and Smart Paks. The Smart Paks are usually sold as a component of an engineered system such as an end-of-pipe vault or other larger multi-product treatment train. The Company provides engineering design services on some engineered solutions but does not perform any major installation of such systems. Revenue from design services are recognized at the time the engineering services are completed. The Company recognizes shipping and handling fees as revenue and the related expenses as a component of cost of sales. All internal handling charges are charged to selling, general and administrative expenses.

The payment terms for sales made to distributors vary based on the credit worthiness of the particular vendor and the size of the order. Some orders require prepayment of up to 50% at the time the order is received, others require payment in full before shipping and others are made on terms requiring payment within 30 days of the date of shipment. Distributors do not have a right of return for products purchased from the Company. The Company may on occasion allow a return under appropriate conditions to promote good business practices, however, such returns have been and are expected to be minimal. Regardless of when payment is received from the distributor, revenues are recognized in accordance with the criteria for revenue recognition described above.

Allowance For Doubtful Accounts [Policy Text Block]
Allowance for Doubtful Accounts – The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowances are calculated based on a detailed review of individual customer accounts, historical rates and an estimation of the overall economic conditions affecting the Company’s customer base. The Company reviews a customer’s credit history before extending credit. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The allowance for doubtful accounts was $16,600 at December 31, 2011 and $14,600 at December 31, 2010.

Customer Deposit Policy [Policy Text Block]

Customer Deposits – The Company receives from some distributors a one-time fee for the exclusive distribution rights to its products. In some cases, this nonrefundable fee represents a prepayment by the distributor for future product purchases. In such cases the deposit is recognized as revenue when products are shipped and the risks and rewards of ownership have been transferred or when the distributor forfeits the prepayment, in accordance with the terms of the distribution agreement.

Cost of Sales, Policy [Policy Text Block]
Cost Recognition – Cost of revenues includes all direct material and labor costs and those indirect costs of bringing raw materials to sale condition, including depreciation of equipment used in manufacturing and shipping and handling costs. Selling, general, and administrative costs are charged to operating expenses as incurred. Research and development costs are expensed as incurred and are included in operating expenses. Advertising costs are expensed as incurred. Total advertising costs for 2011 and 2010 were $23,792 and $14,811, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets – The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. When indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount, the Company measures the amount of such impairment by comparing the assets' carrying value to the assets' present value of the expected future discounted cash flows. Impairment charges, if any, are recorded in the period realized.

Income Tax, Policy [Policy Text Block]

Income Taxes –Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the book and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce a deferred tax asset to the amount expected to be realized. The Company assesses its ability to realize deferred tax assets based on current earnings performance and on projections of future taxable income in the relevant tax jurisdictions. These projections do not include taxable income from the reversal of deferred tax liabilities and do not reflect a general growth assumption but do consider known or pending events, such as the passage of legislation. The Company’s estimates of future taxable income are reviewed annually. All tax positions are first analyzed to determine if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of any related appeals or litigation processes. After the initial analysis, the tax benefit is measured as the largest amount that is more than 50% likely of being realized upon ultimate settlement. Our income tax returns are subject to adjustment under audit for approximately the last four years.

If the Company is required to pay interest on the underpayment of income taxes, the Company recognizes interest expense in the first period the interest becomes due according to the provisions of the relevant tax law.

If the Company is subject to payment of penalties, the Company recognizes an expense for the amount of the statutory penalty in the period when the position is taken on the income tax return. If the penalty was not recognized in the period when the position was initially taken, the expense is recognized in the period when the Company changes its judgment about meeting minimum statutory thresholds related to the initial position taken.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation – All share-based payments to employees, including grants of employee stock options, are expensed based on their estimated fair values at grant date, in accordance with ASC 718.

Compensation expense for stock options is recorded over the vesting period using the estimated fair value on the date of grant, as calculated by the Company using the Black-Scholes model. The Company classifies all share-based awards as equity instruments and recognizes the vesting of the awards ratably over their respective terms.

See Note 11 for a description of the Company’s share-based compensation plan and information related to awards granted under the plan.

Net Loss Per Share
Net Loss Per Share – Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to the recapitalization related to the reverse acquisition of AbTech by ABHD. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2012 and 2011 would be anti-dilutive. The following chart lists the securities that were not included in the computation of diluted net earnings per share because their effect would have been antidilutive:

	Common Shares as of:
	September 30, 2012	September 30, 2011
Options to purchase common stock	9,223,458	5,197,158
Warrants to purchase common stock	8,339,599	5,345,219
Convertible promissory notes	9,758,700	6,150,880
Convertible preferred stock in AbTech	6,563,943	7,664,193
	33,885,700	24,357,450

Net Loss Per Share – Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to the recapitalization related to the reverse acquisition of AbTech Industries by AbTech Holdings. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2011 and 2010 would be anti-dilutive. These potentially dilutive securities include Series A Preferred Stock, options, warrants and convertible promissory notes (see Notes 10 and 11), and total 31,667,254 shares at December 31, 2011 and 19,271,902 shares at December 31, 2010.

Conversion Option [Policy Text Block]
Conversion Options – The Company bifurcates conversion options embedded in financial instruments and accounts for them at fair value when required. The Company has determined that none of its embedded conversion options require bifurcation.

Imputed Interest [Policy Text Block]
Imputed Interest – A note issued solely for cash equal to its face amount is presumed to earn the stated rate of interest. However, in some cases the parties may also exchange unstated (or stated) rights or privileges, which are given accounting recognition by establishing a note discount or premium account. In such cases, the Company imputes interest when required.

Business Combinations Policy [Policy Text Block]
Reverse Acquisition – The Company has accounted for the reverse acquisition discussed above in accordance with ASC 805-40 (Reverse Acquisitions). The 10,000,000 shares of ABHD outstanding immediately prior to the reverse acquisition represent the consideration transferred for the merger.

Recent Accounting Pronouncements

Recent Accounting Pronouncements – With the exception of those discussed below, there have been no recent accounting pronouncements or changes in accounting pronouncements that are expected to have a material impact on the Company’s condensed consolidated financial statements.

In May 2011, the FASB issued authoritative guidance regarding measurement of fair value and for disclosing information about fair value measurements. Application of the highest and best use and valuation premise concepts are clarified for use in measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. New disclosures should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This guidance became effective for the Company for fiscal years and interim periods within those years beginning in 2012. This guidance has not had a material effect on the Company’s financial statements.

Recent Accounting Pronouncements

With the exception of those discussed below, there have been no recent accounting pronouncements or changes in accounting pronouncements during the year ended December 31, 2011, that are of significance, or potential significance, to the Company.

In December 2010, the FASB issued authoritative guidance clarifying the determination of the impairment of goodwill and the related calculation of that impairment (“Step 2”) when entities have reporting units with zero or negative carrying amounts. For entities with reporting units with zero or negative carrying values, Step 2 is required if it is more likely than not that a goodwill impairment exits. The adoption of this guidance had no material effect on the Company’s financial statements.

In May 2011, the FASB issued authoritative guidance regarding measurement of fair value and for disclosing information about fair value measurements. Application of the highest and best use and valuation premise concepts are clarified for use in measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. New disclosures should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This guidance becomes effective for the Company for fiscal years and interim periods within those years beginning in 2012. The Company does not anticipate adoption of this guidance will have a material effect on the Company’s financial statements.

In September 2011, the FASB issued authoritative guidance providing the option to first assess qualitative factors when testing goodwill for impairment. Entities have the option to first evaluate qualitative factors to determine whether the existence of events or circumstances, that in totality, would be more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative evaluation determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. This guidance becomes effective for the Company for fiscal years and interim periods within those years beginning in 2012. The Company does not anticipate adoption of this guidance will have a material effect on the Company’s financial statements.